INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Effective tax rate	31.70%	29.80%
Temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognised	$ 686,258	$ 694,367
Applicable tax rate	25.00%	25.00%